Right of use asset and lease liability (Details - Changes in lease liabilities) - CAD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Right Of Use Asset And Lease Liability
Lease Liability Begining Balence
Additions	373,240
Lease payments	(22,856)
Interest on lease payments	4,215
Lease Liabilities Ending Balance	354,599
lease liabilities current positon	(69,204)
Non-current lease liabilities	$ 285,394